FINANCIAL RISK MANAGEMENT, Foreign Exchange Risk (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign exchange risk [Abstract]
Pre-tax (loss) / income	$ 644,043,098	$ 765,749,247	$ 124,973,223
Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of funds denominated in US dollars to mitigate foreign exchange risk	83.00%	81.00%
Percentage appreciation (depreciation) of US Dollar against Argentine Peso	10.00%	10.00%
Pre-tax (loss) / income	$ (17,398,781)	$ 14,153,193
U.S. Dollars [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	86.00%	86.00%	86.00%
Argentine Pesos [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	48.00%	44.00%	35.00%
Percentage of operating cost	70.00%	74.00%	81.00%